CONSOLIDATED AND COMBINED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Operating revenues, net of contractual allowances and discounts									$ 2,419,053	$ 2,445,858	$ 2,410,002
Provision for bad debts									280,586	258,520	264,502
Net operating revenues	$ 515,240	$ 543,939	$ 529,737	$ 549,551	$ 558,226	$ 543,143	$ 538,352	$ 547,617	2,138,467	2,187,338	2,145,500
Operating costs and expenses:
Salaries and benefits									1,057,119	1,016,696	1,012,618
Supplies									258,639	249,792	244,590
Other operating expenses									645,802	634,233	619,808
Depreciation and amortization									117,288	128,001	127,593
Rent									49,883	48,729	48,319
Electronic health records incentives earned									(11,482)	(25,779)	(44,660)
Legal, professional and settlement costs									7,342	0	30,374
Impairment of long-lived assets and goodwill									291,870	13,000	1,000
Loss on sale of hospitals, net									2,150	0	0
Transaction costs related to the Spin-off									5,488	16,337	0
Total operating costs and expenses									2,424,099	2,081,009	2,039,642
Income (loss) from operations									(285,632)	106,329	105,858
Interest expense, net									113,440	98,290	92,926
Income (loss) before income taxes									(399,072)	8,039	12,932
Provision for (benefit from) income taxes									(53,875)	3,304	5,579
Net income (loss)	(90,092)	(6,452)	(243,966)	(4,687)	781	(4,075)	2,205	5,824	(345,197)	4,735	7,353
Less: Net income (loss) attributable to noncontrolling interests	574	507	1,095	315	1,360	1,638	775	(375)	2,491	3,398	(448)
Net income (loss) attributable to Quorum Health Corporation	$ (90,666)	$ (6,959)	$ (245,061)	$ (5,002)	$ (579)	$ (5,713)	$ 1,430	$ 6,199	$ (347,688)	$ 1,337	$ 7,801
Earnings (loss) per share attributable to Quorum Health Corporation stockholders:
Basic and diluted	$ (3.19)	$ (0.24)	$ (8.63)	$ (0.18)	$ (0.02)	$ (0.20)	$ 0.05	$ 0.22	$ (12.24)	$ 0.05	$ 0.27
Weighted-average shares outstanding:
Basic and diluted	28,416,801	28,413,532	28,412,720	28,412,054	28,412,054	28,412,054	28,412,054	28,412,054	28,413,247	28,412,054	28,412,054